INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventory as of the beginning of the year	$ 32,677,314	$ 19,366,001	$ 31,338,034	$ 2,835,909
Adjustment of opening net book amount for the application of IAS 29		4,273,416
Combine business				40,846,774
Purchases of the period	25,332,949	88,380,452	65,825,381	17,307,320
Production costs	5,322,615	11,558,513	14,002,049	3,737,400
Foreign currency translation	(2,381,686)	(9,020,919)	(14,704,912)	(1,451,133)
Subtotal	60,951,192	114,557,463	96,460,552	63,276,270
Inventory as of the end of the year	31,338,034	27,592,582	19,366,001	32,677,314
Cost of sales	$ 29,613,158	$ 86,964,881	$ 77,094,551	$ 30,598,956